SHORT-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2016
SHORT-TERM DEBT
Summary of short-term debt

	As of December 31, 2015	As of June 30, 2016
	RMB	RMB
Short-term borrowings	4,544,819,828	5,784,079,117
2017 and 2018 Convertible Senior Notes (Note 8)	5,507,036,892	5,545,073,124
Qunar CB	2,658,356,678	—

Total	12,710,213,398	11,329,152,241